EQUITY OFFERINGS/TRANSACTIONS WITH LISTED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2014
EQUITY OFFERINGS OF SUBSIDIARIES [Abstract]
Summary of Issuance of Common Shares
The following table summarizes the issuance of our common shares during 2014:

Date	Number of Common Units Issued	Offering Price	Gross Proceeds (in thousands of $)	Net Proceeds (in thousands of $)
June 2014	12,650,000	$54.00	683,100	660,947
As at December 31, 2014 and 2013, our authorized and issued share capital is as follows:

Authorized share capital:

(in thousands of $, except per share data)	2014	2013
150,000,000 (2013: 100,000,000) common shares of $1.00 each	150,000	100,000

Issued share capital:

(in thousands of $, except per share data)	2014	2013
93,414,672 (2013: 80,579,295) outstanding issued common shares of $1.00 each	93,415	80,580

Summary of Issuance of Common Units of Golar Partners

The following table summarizes the issuances of common units of Golar Partners:

				Public Offering
Date	Number of Common Units Issued[1]	Number of Common Units Issued to the Company	Offering Price	Gross Proceeds (in thousands of $)[2]	Net Proceeds (in thousands of $)	Company's Ownership in Golar Partners after the Offering[3]
April 2011 (IPO)	13,800,000	9,327,254	$22.50	310,500	287,795	65.4%
July 2012	6,325,000	969,305	$30.95	188,485	187,138	57.5%
November 2012	4,300,000	1,524,590	$30.50	131,150	129,981	54.1%
January 2013	3,900,000	416,947	$29.74	115,986	115,224	50.9%
December 2013	5,100,000	—	$29.10	148,410	147,313	41.4%

[1] Pertains to common units issued by Golar Partners to the public.
[2] Represents gross and net proceeds from Golar Partners' public offering (excluding proceeds received from Golar's participation in the concurrent private placement).
[3] Includes our general partner interest in Golar Partners.

Summary of sale of vessel interests
The following table summarizes the sale of our vessel interests to Golar Partners since its IPO:

	2014	2013	2012		2011
(in millions of $)	Golar Igloo	Golar Maria	Golar Grand	NR Satu	Golar Freeze
Sales price	156.0	127.9	176.8	388.0	231.3
Less: Net assets transferred	(112.7)	(45.6)	(43.1)	(255.7)	(65.5)
Excess of sales price over net assets transferred	43.3	82.3	133.7	132.3	165.8
Additions to Golar's stockholders' equity and noncontrolling interest	—	—	88.3	85.8	96.7